Stock-based Compensation Plans - PSU Plans (Details) - PSUs	12 Months Ended
Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Unit with underlying value equivalent to common shares	1
Volume weighted average share price (period)	5 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout (percent)	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout (percent)	200.00%